Segment Information (Tables)	6 Months Ended
Jun. 30, 2019
Segment Information [Abstract]
Schedule of NetNut acquisition

	Safe-T	NetNut	Total
	Six-month period ended June 30, 2019
	U.S. dollar in thousands
Revenues	702	119	821

Adjusted cost of revenues	(185)	(33)	(218)
Adjusted operating expenses	(3,733)	(142)	(3,875)
Adjusted operating loss	(3,216)	(56)	(3,272)
Share-based payments			(684)
Depreciation and amortization			(277)
Operating loss			(4,233)
Financial income			1,720
Taxes on income			3
Net loss for the period			(2,510)

	Safe-T	NetNut	Total
	Three-month period ended June 30, 2019
	U.S. dollar in thousands
Revenues	275	119	394

Adjusted cost of revenues	(82)	(33)	(115)
Adjusted operating expenses	(1,644)	(142)	(1,786)
Adjusted operating loss	(1,451)	(56)	(1,507)
Share-based payments			(430)
Depreciation and amortization			(162)
Operating loss			(2,099)
Financial income			1,870
Taxes on income			3
Net loss for the period			(226)

Schedule of revenues with major customers
	Six-month period ended June 30, 2019	Three-month period ended June 30, 2019
	U.S. dollar in thousands
Revenues from major customers	102	46

Schedule of percentage form total revenues
	Percentage form total revenues
Customer A	12%	-
Customer B	-	12%